Segment Information (Tables)	12 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Selected Statement of Operations and Assets Information by Segment

The selected statement of operation and assets information by segment, prepared under the same accounting practices used in the preparation of the financial statements, are as follows:

	2026
				Agricultural activity
	Total	Real Estate	Cattle raising	Grains	Cotton	Sugarcane	Others (a)	Not allocated
Net revenue	891,652	10,079	39,464	549,099	94,599	197,462	949	-
Gain on sale of farms	2,078	2,078	-	-	-	-	-	-
Changes in fair value of biological assets and agricultural products	32,080	-	834	73,076	(15,446)	(23,063)	(3,321)	-
Adjustment to net realizable value of agricultural products after harvest, net	(1,074)	-	-	(1,061)	-	-	(13)	-
Cost of sales	(828,422)	(1,764)	(38,967)	(535,499)	(97,810)	(159,512)	5,130	-
Gross income (loss)	96,314	10,393	1,331	85,615	(18,657)	14,887	2,745	-
Operating income (expenses)
Selling expenses	(72,546)	-	(267)	(53,942)	(18,248)	(89)	-	-
General and administrative expenses	(67,953)	-	-	-	-	-	-	(67,953)
Other operating income (expenses), net	(8,732)	-	-	-	-	-	-	(8,732)
Operating income (loss)	(52,917)	10,393	1,064	31,673	(36,905)	14,798	2,745	(76,685)
Share of profit (loss) in a Joint Venture	(7)	-	-	-	-	-	-	(7)
Profit (loss) before financial result and taxes	(52,924)	10,393	1,064	31,673	(36,905)	14,798	2,745	(76,692)
Financial results
Financial income	496,200	321,852	64	65,553	18,107	13,830	-	76,794
Financial expenses	(590,578)	(364,941)	(135)	(52,894)	(8,371)	(15,844)	-	(148,393)
Profit (loss) before income and social contribution taxes	(147,302)	(32,696)	993	44,332	(27,169)	12,784	2,745	(148,291)
Income and social contribution taxes	57,293	(5,989)	(338)	(15,073)	9,237	(4,347)	(933)	74,736
Net income (loss) for the year	(90,009)	(38,685)	655	29,259	(17,932)	8,437	1,812	(73,555)
Total assets	3,706,838	2,132,939	66,490	454,907	78,216	239,995	87,980	646,311
Total liabilities	1,681,529	425,644	-	786,121	56,294	120,772	-	292,698

(a)	Amount relating primarily to the allocation of labor and other costs from farm support areas, waste-related costs, and costs associated with other products (pearl millet, sorghum).

	2025
				Agricultural activity
	Total	Real estate	Cattle raising	Grains	Cotton	Sugarcane	Others	Corporate
Net revenue	877,443	9,325	25,470	431,978	87,890	322,189	591	-
Gain on sale of farms	180,086	180,086	-	-	-	-	-	-
Changes in fair value of biological assets and agricultural products	122,671	-	17,728	71,798	(5,421)	41,812	(3,246)	-
Adjustment to net realizable value of agricultural products after harvest, net	(8,069)	-	-	(5,732)	(2,174)	-	(163)	-
Cost of sales	(833,910)	(2,151)	(23,805)	(422,135)	(82,544)	(284,684)	(18,591)	-
Gross income (loss)	338,221	187,260	19,393	75,909	(2,249)	79,317	(21,409)	-
Operating income (expenses)
Selling expenses	(59,511)	(6,927)	(466)	(38,722)	(13,369)	(27)	-	-
General and administrative expenses	(67,488)	-	-	-	-	-	-	(67,488)
Other operating income (expenses), net	(4,753)	-	-	-	-	-	-	(4,753)
Operating income (loss)	206,469	180,333	18,927	37,187	(15,618)	79,290	(21,409)	(72,241)
Share of profit (loss) in a Joint Venture	(1,424)	-	-	-	-	-	-	(1,424)
Profit (loss) before financial result and taxes	205,045	180,333	18,927	37,187	(15,618)	79,290	(21,409)	(73,665)
Financial results
Financial income	337,510	154,412	947	64,522	8,559	6,021	-	103,049
Financial expenses	(417,906)	(190,499)	(2,018)	(33,249)	(2,007)	(17,857)	-	(172,276)
Net income (loss) before income and social contribution taxes	124,649	144,246	17,856	68,460	(9,066)	67,454	(21,409)	(142,892)
Income and social contribution taxes	13,371	(13,326)	(6,071)	(23,276)	3,082	(22,934)	7,279	68,617
Net income (loss) for the year	138,020	130,920	11,785	45,184	(5,984)	44,520	(14,130)	(74,275)
Total assets	3,834,877	2,375,913	68,279	437,265	129,965	255,144	80,913	487,398
Total liabilities	1,657,148	450,229	-	327,525	(152)	6,101	-	873,445

	2024
				Agricultural activity
	Total	Real estate	Cattle raising	Grains	Cotton	Sugarcane	Other	Corporate
Net revenue	771,126	14,284	29,599	410,788	77,971	236,393	2,091	-
Gain on sale of farms	248,375	248,375	-	-	-	-	-	-
Changes in fair value of biological assets and agricultural products	40,499	-	(6,704)	27,213	4,798	21,996	(6,804)	-
Adjustment to net realizable value of agricultural products after harvest, net	(1,091)	-	-	(552)	(393)	-	(146)	-
Cost of sales	(747,019)	(2,107)	(30,026)	(401,745)	(73,519)	(212,925)	(26,697)	-
Gross income (loss)	311,890	260,552	(7,131)	35,704	8,857	45,464	(31,556)	-
Operating income (expenses)
Selling expenses	(55,064)	-	(428)	(38,741)	(9,494)	(144)	(6,257)	-
General and administrative expenses	(65,534)	-	-	-	-	-	-	(65,534)
Other operating income (expenses), net	(5,427)	-	-	-	-	-	-	(5,427)
Operating income (loss)	185,865	260,552	(7,559)	(3,037)	(637)	45,320	(37,813)	(70,961)
Share of profit (loss) in a Joint Venture	(58)	-	-	-	-	-	-	(58)
Profit (loss) before financial result and taxes	185,807	260,552	(7,559)	(3,037)	(637)	45,320	(37,813)	(71,019)
Financial results
Financial income	312,916	152,042	801	84,695	6,215	4,071	-	65,092
Financial expenses	(307,208)	(107,051)	(808)	(30,841)	(4,458)	(6,931)	-	(157,119)
Net income (loss) before income and social contribution taxes	191,515	305,543	(7,566)	50,817	1,120	42,460	(37,813)	(163,046)
Income and social contribution taxes	35,352	(19,247)	2,572	(17,278)	(381)	(14,436)	12,857	71,265
Net income (loss) for the year	226,867	286,296	(4,994)	33,539	739	28,024	(24,956)	(91,781)
Total assets	3,605,082	2,352,537	44,392	347,363	94,603	252,622	57,436	456,129
Total liabilities	1,425,403	394,973	-	169,670	9,400	26,080	-	825,280

Schedule of Revenues and Noncurrent Assets

Revenues and noncurrent assets, excluding financial instruments, income tax and social contribution, deferred assets and rights arising from insurance contracts of the Consolidated, are distributed as follows:

	Brazil			Paraguay and Bolivia
	2026	2025	2024	2026	2025	2024
Net revenue	811,056	813,303	693,617	80,596	64,140	77,509
Non-current	1,915,815	1,665,648	1,411,720	427,566	466,077	459,639